Submission	May 08, 2026
Submission [Line Items]
Central Index Key	0001925283
Registrant Name	Lincoln International, Inc.
Registration File Number	333-295322
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES